Financial Instruments - Additional Information (Detail) CAD in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2016 CAD Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2015 CAD Customer	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Financing Receivable Recorded Investment Past Due [Line Items]
Provision for doubtful debts | $	$ 138,000		$ 11,000
Cash and cash equivalent and short-term investments | $	107,707,000
Amount of credit facilities, available						CAD 8,000
Accounts receivable (Note 11) | $	20,357,000		8,436,000
Amount of credit facilities, available for general corporate purposes						8,000
Amount of credit facilities, available for foreign exchange facility						2,000
Borrowings under credit facility | $	0
One percent increase/decrease in interest rates resulting to interest income | $	1,077,000
Revenues denominated value		CAD 0		CAD 0
Expenses denominated value		14,019		17,912
Fluctuations in foreign currency rates		14,019		17,912
One cent increase/decrease in foreign currency resulting comprehensive loss | $	1,144,000		$ 30,000
Foreign Exchange Forward Contracts [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Foreign exchange forward contracts loss | $	$ 0
Cash and Cash Equivalents [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Asset, Reporting currency denominated value						5,235	CAD 5,394
Cash And Cash Equivalents And Short-Term Investments And Accounts Receivable [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Fluctuations in foreign currency rates		CAD 3,873		CAD 349
Accounts Payable And Accrued Liabilities
Financing Receivable Recorded Investment Past Due [Line Items]
Liabilities, Reporting currency denominated value						9,108	5,047
Canada [Member] | Prime Rate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Basis spread on variable rate	1.00%	1.00%
U.S. [Member] | Base Rate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Basis spread on variable rate	1.00%	1.00%
Subsequent Event [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Past due amount collected | $					$ 0
Accounts Receivable [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Asset, Reporting currency denominated value						CAD 0	CAD 3
Revenue from Rights Concentration Risk [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Number of major licensees | Customer	3	3	3	3
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member] | Licensee One [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	18.00%	18.00%	16.00%	16.00%
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member] | Licensee Two [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	14.00%	14.00%	12.00%	12.00%
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member] | Licensee Three [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	11.00%	11.00%	10.00%	10.00%
Credit Concentration Risk [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Number of major licensees | Customer	2	2	3	3
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Licensee One [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	80.00%	80.00%	47.00%	47.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Licensee Two [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	16.00%	16.00%	15.00%	15.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Licensee Three [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage			10.00%	10.00%
Currency Denomination Concentration Risk [Member] | Cash And Cash Equivalents and Short Term Investments [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	5.00%	5.00%